INVESTMENT IN SECURITIES (Details Narrative) - USD ($)			12 Months Ended
	Aug. 29, 2024	Jun. 28, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Minority investment			$ 1,300,000
Canadian Towers & Fiber Optics Inc [member]
IfrsStatementLineItems [Line Items]
Minority investment	$ 300,000	$ 1,000,000	$ 1,300,000
Minority investment shares			1,229,795
Minority investment percentage			2.66%